Property And Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment,Net
Property and equipment, net consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Leasehold improvements	$18,970	$16,512
Furniture and fixtures	2,036	1,438
Office equipment	528	356
Computer equipment	81	81
Vehicles	66	66

Vehicle equipment	283	—
	21,964	18,453
Less: accumulated depreciation	(6,672)	(4,379)

Property and equipment, net	$15,292	$14,074

Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Leasehold improvements	$16,512	$9,984
Furniture and fixtures	1,438	892
Office equipment	356	397
Computer equipment	81	81
Vehicles	66	65

	18,453	11,419
Less: accumulated depreciation	(4,379)	(2,310)

Property and equipment, net	$14,074	$9,109